Recurring Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Recurring Fair Value Measurements (Details) [Line Items]
Investments held in Trust Account	$ 35,096,667	$ 35,096,667	$ 323,911,642	$ 319,232,602
Interest expense		3,815,529
Debt discount	4,372,334	4,372,334
Convertible promissory notes	0	$ 0
Overallotment liability			$ 0
Minimum [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Investments maturity period		3 months	3 months
Maximum [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Investments maturity period		1 year	1 year
U.S. Money Market funds [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Investments held in Trust Account	35,100,000	$ 35,100,000	$ 323,900,000	$ 319,200,000
Subscription Liability [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Convertible promissory notes	9,191,162	9,191,162
Change in fair value	(2,079,310)	557,645
FPA liability [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Convertible promissory notes	0	0	0
FPA liability outstanding	0	0	0
Change in fair value	$ 0	$ 308,114
Sponsor Loan Conversion Option [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Convertible promissory notes			$ 0